Trade and other payables (Details)	Dec. 31, 2020 GBP (£) installment	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Trade and other payables
Trade payables	£ 144,792,000	£ 155,983,000	£ 106,394,000
Other payables	12,739,000	8,526,000	2,807,000
Accrued expenses	51,616,000	70,638,000	63,984,000
Social security and other taxes	24,670,000	32,268,000	10,149,000
Total trade and other payables	233,817,000	267,415,000	183,334,000
Less: non-current portion
Trade payables	59,808,000	50,065,000	29,738,000
Other payables	1,001,000	1,257,000	1,503,000
Non-current trade and other payables	60,809,000	51,322,000	31,241,000
Current trade and other payables	173,008,000	216,093,000	152,093,000
Transfer fees and other associated costs	132,036,000	149,134,000	97,884,000
Deferred VAT payments	£ 15,474,000
Number of equal monthly instalments to spread VAT payments | installment	11
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	£ 147,896,000	158,464,000	108,538,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	59,808,000	50,065,000	29,738,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	39,406,000	26,396,000	13,889,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 20,402,000	£ 23,669,000	£ 15,849,000